Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	1,166,927	0	1,615,008
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 126.15	$ 0	$ 94.35